Borrowings - Summary of Fixed Rate Term Advances from Federal Home Loan Bank (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Federal Home Loan Bank, Advances [Line Items]
Amount outstanding	$ 4,432
Weighted average	3.82%
Minimum [Member]
Federal Home Loan Bank, Advances [Line Items]
Interest rate range	1.66%
Maximum [Member]
Federal Home Loan Bank, Advances [Line Items]
Interest rate range	5.00%